Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	83,192.94
Total Transaction Valuation	602,410,875
Total Offset Amount	83,192.94
Net Fee	$ 0